Income Taxes - Income (Loss) from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Feb. 28, 2015	Mar. 01, 2014	Mar. 02, 2013
Income before income taxes:
Canadian	$ (600)	$ (7,212)	$ (1,365)
Foreign	215	28	145
Income (loss) from continuing operations before income taxes	$ (385)	$ (7,184)	$ (1,220)